Supplemental Financial Information - Receivables, Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Accounts receivable from third parties	$ 504	$ 463
Allowance for doubtful accounts	(3)	(4)
Other receivables	41	51
Accounts receivable	$ 542	$ 510